Employee benefits - Return on plan assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Employee benefits
Actual return on plan assets	$ (25)	$ (228)	$ (28)